THIRD AVENUE VARIABLE ANNUITY
RISK/RETURN
Investment Objective
Third Avenue Value Portfolio seeks long-term capital appreciation.

Fees and Expenses
This table describes the fees and expenses that you pay if you buy and hold shares of the Third Avenue Value Portfolio the (“Portfolio”) through a separate account (“Account”) of an insurance company (“Participating Insurance Company”) that issues variable annuity contracts or variable life insurance policies (“Contracts”). The insurance company contract through which you invest may have other additional fees and expenses.

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Operating Expenses		THIRD AVENUE VARIABLE ANNUITY
Management (Advisory) Fee		0.90%
Other Expenses		0.36%
Total Annual Portfolio Operating Expenses		1.26%
Expense Limitation Adjustment	[1]	0.04%
Annual Portfolio Expenses after Expense Limitation	[1]	1.30%
[1]	Third Avenue Management LLC (the "Adviser") has contractually agreed, for a period of one year from the date of this Prospectus, to defer receipt of advisory fees and/or reimburse Portfolio expenses in order to limit Annual Portfolio Expenses after Expense Limitation (exclusive of taxes, interest, brokerage commissions, acquired fund fees and expenses, and extraordinary items) to 1.30% of average daily net assets subject to later reimbursement in certain circumstances (the "Expense Limitation Agreement"). For up to 36 months from the time of any deferral, reimbursement, or payment pursuant to the above-described contractual expense limitations, the Adviser may recover the Portfolio fees deferred and expenses paid to the extent that such repayment would not cause the Annual Portfolio Expenses after Expense Limitation to exceed the contractual expense limitation amounts set forth above, but any repayment will not include interest. The Adviser recovered previously waived fees of 0.04% for the Portfolio for the year ended December 31, 2011.The Expense Limitation Agreement can only be amended by agreement of the Adviser and the Independent Trustees to lower Annual Portfolio Expenses and will terminate automatically in the event of termination of the Investment Management Agreement by one of the parties, effective upon the effectiveness of such termination.

Example
The following example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. This example does not reflect separate account charges. If these charges were included, overall expenses would be higher. The example assumes that you invest $10,000 for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same, giving effect to the Expense Limitation Agreement in year one only. The example should not be considered a representation of past or future expenses, as actual expenses may be greater or lower than those shown. Based on these assumptions your costs would be:

Expense Example (USD $)	Year 1	Year 3	Year 5	Year 10
THIRD AVENUE VARIABLE ANNUITY	132	403	695	1,526

Portfolio Turnover

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs. These costs, which are not reflected in Annual Portfolio Operating Expenses or in the Example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 7% of the average value of its portfolio.

Principal Investment Strategies

The Portfolio seeks to achieve its objective mainly by acquiring common stocks of well-financed companies (meaning companies with high quality assets and conservative levels of liabilities) at a discount to what the Adviser believes is their intrinsic value (meaning the value of the company’s net assets or the Adviser’s estimate of what the issuer would be worth as a takeover or merger candidate). The Portfolio also seeks to acquire senior securities, such as preferred stocks and debt instruments (including high yield “junk” bonds and distressed securities that may be in default and may have any or no credit rating from a credit rating agency) where, in the Adviser’s determination, these securities can be purchased at less than the value of the assets securing the debt or the amount that would be realized in a restructuring.

The Adviser searches for companies and securities that meet these criteria all over the world and makes investment decisions based primarily on the attributes of each individual company and security rather than any estimates of macro-economic or sector performance. Accordingly, the Portfolio may invest in foreign securities, some of which may be denominated in or tied to currencies of the countries in which they are primarily traded. The Portfolio may invest in companies of any market capitalization. The Portfolio may also invest up to 35% of its assets in debt securities rated BBB or below around the world and in companies of various market capitalizations. Again, the Adviser does not seek to make predictions as to the relative performance of various markets but rather on the Adviser’s estimate of each security’s ability to deliver long-term capital appreciation. The Portfolio acquires debt securities when the Adviser believes that those securities will be worth significantly more upon eventual sale, redemption, maturity or conversion into another form through a company restructuring. These securities may be defaulted or may be paying a current yield, but the Portfolio does not generally seek interest income as a primary strategy. The Adviser, on behalf of the Portfolio, may also participate on committees formed by the creditors to negotiate with debtors with respect to restructuring issues.

The Portfolio is non-diversified. This means that the Portfolio may have investments in fewer issuers than a diversified portfolio of comparable size.

Principal Investment Risks

Credit and Interest Rate Risk. The market value of debt securities is affected by changes in prevailing interest rates and the perceived credit quality of the issuer. When prevailing interest rates fall or perceived credit quality improves, the market value of the affected debt securities generally rises. Conversely, when interest rates rise or perceived credit quality weakens, the market value of the affected debt securities generally declines.

Currency Risk. The Portfolio’s investments are denominated in or tied to the currencies of the countries in which they are primarily traded. Because the Portfolio may determine not to hedge its foreign currency risk, the U.S. Dollar value of the Portfolio’s investments may be harmed by declines in the value of foreign currencies in relation to the U.S. Dollar.

Foreign Securities Risk. Foreign securities from a particular country or region may be subject to currency fluctuations and controls or adverse political, social, economic or other developments that are unique to that particular country or region. Therefore, the prices of foreign securities in particular countries or regions may, at times, move in a different direction than those of U.S. securities.

High-Yield and Distressed Risk. The Portfolio’s investments in high-yield securities (commonly known as “junk bonds”) may expose the Portfolio to greater risks than if the Portfolio only owned higher-grade securities. The value of high-yield, lower quality securities is affected by the creditworthiness of the issuers of the securities and by general economic and specific industry conditions. Issuers of high-yield securities are not as strong financially as those with higher credit ratings, so the securities are usually considered speculative investments.

Insolvency and Bankruptcy Risk. The Portfolio’s investments in obligations of stressed, distressed and bankrupt issuers, including debt obligations that are in default, generally trade significantly below par (less than 50 cents on the dollar) and are considered speculative. There is even a potential risk of loss by the Portfolio of its entire investment in such securities. There are a number of significant risks inherent in the bankruptcy process. A bankruptcy filing by an issuer may adversely and permanently affect the market position and operations of the issuer. The Adviser, on behalf of the Portfolio, may also participate on committees formed by creditors to negotiate with debtors with respect to restructuring issues. There can be no assurance that the Adviser’s participation would yield favorable results for the Portfolio, and such participation may subject the Portfolio to additional duties, liabilities and trading restrictions in a particular investment.

Liquidity Risk. Liquidity risk exists when particular investments are difficult to sell. The Portfolio may not be able to sell these investments at the best prices or at the value the Portfolio places on them. Investments in private debt instruments, restricted securities, and securities having substantial market and/or credit risk may involve greater liquidity risk.

Market Risk. Prices of securities (and stocks in particular) have historically fluctuated. The value of the Portfolio will similarly fluctuate and you could lose money.

Non-Diversification Risk. The Portfolio is non-diversified. This means the Portfolio may have investments in fewer issuers than a diversified mutual fund of comparable size. A non-diversified portfolio can be more volatile than a diversified portfolio, and volatility may be expected to increase when the Portfolio makes significant investments in a single issuer (more than 10% of the Portfolio’s net assets or 10% of the issuer’s shares outstanding) or issuers within a particular industry (over 20% of the Portfolio’s net assets) or geographic region (over 30% of the Portfolio’s net assets in any single country).

Small- and Mid-Cap Risk. The Portfolio may invest from time to time in smaller and midsize companies whose securities tend to be more volatile and less liquid than securities of larger companies.

Style Risk. The Portfolio frequently identifies opportunities in industries that appear to be temporarily depressed. The prices of securities in these industries may tend to go down more than those of companies in other industries. Since the Portfolio is not limited to investing in stocks, the Portfolio may own significant non-equity instruments in a rising stock market, thereby producing smaller gains than a portfolio invested solely in stocks. Because of the Portfolio’s disciplined and deliberate investing approach, there may be times when the Portfolio will have a significant (over 10%) cash position. A substantial cash position can adversely impact Portfolio performance in certain market conditions, and may make it more difficult for the Portfolio to achieve its investment objective.

Performance

The following bar chart and table provide an indication of the risks of investing in the Portfolio. The bar chart shows changes in the Portfolio’s performance from year to year. The table compares the Portfolio’s average annual total returns to relevant broad measures of market performance. These figures do not reflect charges assessed at the contract or separate account level. If any such charges were included, returns would be lower. The Portfolio’s past performance is not necessarily an indication of how the Portfolio will perform in the future. The S&P 500 is included as a secondary index as it is a widely recognized benchmark of U.S. stock performance that is dominated by the stocks of large U.S. companies. The MSCI World Index is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of 23 of the world’s most developed markets.

During the period shown in the above bar chart, the highest return for a quarter was 31.02% (quarter ending 6/30/09) and the lowest return for a quarter was (24.15)% (quarter ending 09/30/11).
Average Annual Total Returns for the periods ending 12/31/11
Average Annual Returns	Past One Year	Past Five Years	Past Ten Years	Since Inception	Inception Date
THIRD AVENUE VARIABLE ANNUITY	(21.31%)	(6.89%)	3.55%	7.58%	Sep. 21, 1999
THIRD AVENUE VARIABLE ANNUITY MSCI World Index (reflects no deductions for fees, expenses or taxes)	(5.02%)	(1.82%)	4.15%	1.93%	Sep. 21, 1999
THIRD AVENUE VARIABLE ANNUITY Standard & Poor’s 500 Index (S&P 500) (reflects no deductions for fees, expenses or taxes)	2.11%	(0.25%)	2.92%	1.52%	Sep. 21, 1999